Non-current assets of disposal groups classified as held for sale	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Non-current assets of disposal groups classified as held for sale

Note 14 Non-current assets of disposal groups classified as held for sale

a) Lands

-	On March 3, 2021, the Board of Directors of Compañía Cervecerías Unidas S.A. authorized the sale of a portion of land located in the district of Quilicura, Metropolitan Region. The promise of sale of this asset was signed on December 3, 2021, however, this promise was conditioned to the fulfillment of legal and administrative conditions by CCU and the prominent buyer, in relation to a process of subdivision, merger of such land and usual presentations for this type of asset. Subsequently, on March 22, 2024, and once the conditions established in the aforementioned promise were fulfilled, the deed of sale was signed.

On April 3, 2024, the sale was completed for ThCh$ 49,681,035. As a result of this transaction, a profit before income tax of ThCh$ 28,668,933 was determined and a net income effect of ThCh$ 20,928,321.

-	On October 4, 2023, the Board of Directors of Compañía Cervecerías Unidas S.A. authorized the sale of the property identified as “site number eighteen” located in the district of Iquique, Tarapacá Region, in Chile. The promise of sale of this asset was signed on November 2, 2023. However, this promise of sale was conditioned to the fulfillment of legal and administrative conditions by CCU. Subsequently, once the conditions established in the aforementioned promise of sale were fulfilled, on September 10, 2024, the definitive sale and purchase agreement was signed, generating a reclassification of this asset as a Non-current assets held for sale.

On February 24, 2025, the sale was completed for ThCh$ 1,295,043. As a result of this transaction, a profit before income tax of ThCh$ 788,190 was determined and a net income effect of ThCh$ 575,379.

b) International Business Operating segment

-	During September 2015, the Board of subsidiary Sáenz Briones y Cía. S.A.I.C. authorized the sale of property located in Luján de Cuyo city, Province of Mendoza, Argentina.

According to the public deed dated December 13, 2024, the property was sold for ThCh$ 797,168. As a result of this transaction, a gain on Income/(loss) before taxes of ThCh$ 2,019 and a gain on Net income of ThCh$ 1,322 were generated.

-    On June 24, 2024, the Board of Directors of the subsidiary Compañía Industrial Cervecera S.A. approved the sale of the property located in the industrial park of Pilar, province of Buenos Aires. The property subject to reclassification from Property, Plant and Equipment, for a total of ThCh$ 2,183,871, includes land, constructions and machinery. On August 27, 2024, the purchase agreement was signed, which remains on effect at the closing of these Consolidated Financial Statements.

On August 27, 2024, purchase and sale agreement was signed, which was formalized in public deed dated February 20, 2025.

On February 24, 2025, the sale was completed for ThCh$ 3,684,135. As a result of this transaction, a profit before income tax of ThCh$ 1,330,299 was determined and a net income effect of ThCh$ 871,346.

c) Wine Operating segment

-    In November 2022, the Board of Directors of Finca La Celia S.A. authorized the sale of the property identified as Finca Pocito, located in the province of San Juan, Argentina. On November 2, 2022, both the Purchase and Sale Agreement were signed and, together with the acceptance of the Offer, the partial payment was made according with the agreed price, and the occupancy of the property was passed. As a guarantee fot this transaction the buyers granted nortgages on two properties located in the department of Pocito, province of San Juan. At the closing date of these Consolidated Financial Statements, there are no outstanding payments, the mortgages have been lifted, this property has been removed from the Statemen of Financial Position, and the deed of transfer of ownership is expect to be signed. The effect of this sale was recorded in income in the year 2022.

-    In December 2025, the Administration of Finca La Celia S.A. started the process of selling certain fixed assets of this subsidiary, located in the province of San Juan. At the date of issuance of these Consolidates Financial Statements, the Administration is actively taking actions and is committed to a plan to sell these assets.

As described in Note 2 - Summary of material accounting policies, 2.18, non-current assets of disposal groups classified as held for sale have been recorded at the lower of carrying amount and fair value less cost to sale.

Assets held for sale are detailed as follows:

Non-current assets of disposal groups classified as held for sale	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Land	-	2,357,031
Constructions	-	591,128
Machinery	167,851	4,123
Total	167,851	2,952,282